Derivative instruments and hedging activities (Policies)	12 Months Ended
Dec. 31, 2018
Derivative Instrument Detail [Abstract]
Derivatives, Offsetting Fair Value Amounts, Policy	Pursuant to the Corporation’s accounting policy, the fair value of derivatives is not offset with the amounts for the right to reclaim cash collateral or the obligation to return cash collateral.